Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Table Of Provisions

	December 31, 2019	December 31, 2018
Other provisions	2,407,007	2,076,410
Provisions commercial claims	1,913,733	1,653,888
Provisions labor-related	204,202	260,371
Provisions tax claims	105,595	107,243
Others	183,477	54,908
Provisions for reorganization	1,976,109	—
Financial guarantees and loan commitments	930,577	551,226

TOTAL	5,313,693	2,627,636

Table Of Change In Provisions

Accounts	Balances as of December 31, 2018	Increases	Provisions used	Balances as of December 31, 2019

- Other provisions	2,076,410	2,325,885	(1,995,288)	2,407,007
Provisions commercial claims	1,653,888	1,945,249	(1,685,404)	1,913,733
Provisions labor-related	260,371	128,663	(184,832)	204,202
Provisions tax claims	107,243	68,235	(69,883)	105,595
Others	54,908	183,738	(55,169)	183,477
- Provisions for reorganization	—	2,342,100	(365,991)	1,976,109
- Financial guarantees and loan commitments	551,226	379,386	(35)	930,577

TOTAL PROVISIONS	2,627,636	5,047,371	(2,361,314)	5,313,693

Accounts	Balances as of December 31, 2017	Adoption of IFRS 9	Increases	Provisions used	Balances as of December 31, 2018

- Other provisions	2,027,713	—	955,640	(906,943)	2,076,410
Provisions commercial claims	1,434,919	—	759,128	(540,159)	1,653,888
Provisions labor-related	356,449	—	100,425	(196,503)	260,371
Provisions tax claims	110,547	—	71,299	(74,603)	107,243
Others	125,798	—	24,788	(95,678)	54,908
- Financial guarantees and loan commitments	2,537	950,064	57,339	(458,714)	551,226

TOTAL PROVISIONS	2,030,250	950,064	1,012,979	(1,365,657)	2,627,636

Table Of Provisions And Expected To Settle

December 31, 2019
Provisions	Within 12 months	After 12 months
Other provisions	868,478	1,538,529
Provisions commercial claims	641,511	1,272,222
Provisions labor-related	43,728	160,474
Provisions tax claims	32,836	72,759
Others	150,403	33,074
Provisions for reorganization	1,976,109	—
For financial guarantees and loan commitments	930,577	—

December 31, 2018
Provisions	Within 12 months	After 12 months
Other provisions	941,450	1,134,960
Provisions commercial claims	806,428	847,460
Provisions labor-related	66,422	193,949
Provisions tax claims	21,510	85,733
Others	47,090	7,818
For financial guarantees and loan commitments	539,627	11,599